THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
GLOBAL FRANCHISE FUND
JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%

	Shares	Value

CHINA — 3.0%
NetEase ADR	96,659	$8,564,954

GERMANY — 3.6%
Beiersdorf	84,187	10,224,880

IRELAND — 2.7%
ICON *	33,737	7,783,463

NETHERLANDS — 6.6%
ASML Holding	28,417	18,782,971

SOUTH KOREA — 1.6%
Samsung Electronics GDR	3,842	4,756,495

SWITZERLAND — 7.3%
Nestle	97,063	11,800,673
Roche Holding	29,141	9,064,778

		20,865,451

UNITED KINGDOM — 1.8%
St. James’s Place	334,657	5,067,460

UNITED STATES — 69.5%

Communication Services — 4.6%
Electronic Arts	63,396	8,157,797
Fox	148,160	5,028,551

		13,186,348

Consumer Discretionary — 5.2%
Booking Holdings *	6,038	14,697,096

Consumer Staples — 8.5%
Estee Lauder, Cl A	39,586	10,968,489
Philip Morris International	127,795	13,321,351

		24,289,840

Financials — 13.3%
Charles Schwab	78,923	6,110,219
FactSet Research Systems	16,624	7,030,954
Moody’s	50,893	16,425,716

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
GLOBAL FRANCHISE FUND
JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Financials (continued)
S&P Global	22,793	$8,546,007

		38,112,896

Health Care — 6.8%
Becton Dickinson	37,972	9,577,298
Johnson & Johnson	60,632	9,908,481

		19,485,779

Information Technology — 31.1%
Autodesk *	44,127	9,494,365
Automatic Data Processing	32,837	7,414,923
Check Point Software Technologies *	53,059	6,749,105
Intuit	28,429	12,016,085
Microsoft	58,278	14,441,871
VeriSign *	60,203	13,127,264
Visa, Cl A	111,094	25,574,950

		88,818,563

		198,590,522

Total Common Stock
(Cost $244,774,587)		274,636,196

Total Investments— 96.1%
(Cost $244,774,587)		$274,636,196

Percentages are based on Net Assets of $285,885,625.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

INV-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
INTERNATIONAL FRANCHISE FUND
JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.8%

	Shares	Value

AUSTRALIA — 5.3%
CSL	241	$50,801
REA Group	438	39,210

		90,011

CANADA — 4.4%
Constellation Software	42	73,993

CHINA — 6.7%
Hangzhou Tigermed Consulting, Cl H	2,500	32,805
Kweichow Moutai, Cl A	146	40,029
NetEase	2,300	40,820

		113,654

FRANCE — 10.4%
EssilorLuxottica	433	79,366
Hermes International	27	50,479
L’Oreal	109	44,962

		174,807

GERMANY — 9.9%
Beiersdorf	409	49,675
SAP	634	75,078
Siemens Healthineers	773	41,413

		166,166

HONG KONG — 3.0%
AIA Group	4,400	49,770

IRELAND — 3.1%
ICON *	224	51,679

NETHERLANDS — 10.1%
ASML Holding	138	91,215
Heineken	348	34,743
Wolters Kluwer	412	44,872

		170,830

SWITZERLAND — 12.8%
Alcon	772	58,048

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
INTERNATIONAL FRANCHISE FUND
JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND (continued)
Lonza Group	66	$37,516
Nestle	627	76,229
Roche Holding	144	44,794

		216,587

TAIWAN — 2.6%
Taiwan Semiconductor Manufacturing ADR	481	44,603

UNITED KINGDOM — 10.2%
Experian	1,203	43,931
InterContinental Hotels Group	434	30,087
London Stock Exchange Group	544	49,730
Reckitt Benckiser Group	689	49,029

		172,777

UNITED STATES — 16.3%
Accenture, Cl A	177	49,392
Check Point Software Technologies *	241	30,655
Estee Lauder, Cl A	110	30,479
Mastercard, Cl A	294	108,956
Philip Morris International	538	56,081

		275,563

Total Common Stock
(Cost $1,714,332)		1,600,440

PREFERRED STOCK — 1.6%

GERMANY — 1.6%
Sartorius (a)
(Cost $25,739)	59	26,430

Total Investments— 96.4%
(Cost $1,740,071)		$1,626,870

Percentages are based on Net Assets of $1,687,777.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
INTERNATIONAL FRANCHISE FUND
JANUARY 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

INV-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
EMERGING MARKETS EQUITY FUND
JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%

	Shares	Value

AUSTRIA — 0.5%
Erste Group Bank	33,509	$1,270,181

BRAZIL — 3.6%
Cyrela Brazil Realty SA	261,636	781,087
Porto Seguro	614,904	3,137,654
Vale ADR, Cl B	302,471	5,650,158

		9,568,899

CHILE — 0.9%
Sociedad Quimica y Minera de Chile ADR	22,984	2,241,859

CHINA — 25.8%

Communication Services — 3.2%
NetEase	316,500	8,369,783

		8,369,783

Consumer Discretionary — 10.4%
Alibaba Group Holding *	5,947,021	17,514,255
Haier Smart Home, Cl H	864,800	3,190,545
Meituan, Cl B *	287,810	6,436,380

		27,141,180

Consumer Staples — 2.3%
Inner Mongolia Yili Industrial Group, Cl A	211,578	2,852,174
Tsingtao Brewery, Cl H	340,000	3,283,734

		6,135,908

Financials — 3.5%
East Money Information, Cl A	928,862	3,112,533
Ping An Insurance Group of China, Cl H	781,000	6,068,588

		9,181,121

Industrials — 1.6%
Contemporary Amperex Technology, Cl A	356,165	4,085,065

		4,085,065

Materials — 1.9%
Zijin Mining Group, Cl H	3,030,000	5,013,440

Utilities — 2.9%
China Longyuan Power Group, Cl H	2,916,000	4,026,702
ENN Energy Holdings	242,900	3,660,922

		7,687,624

		67,614,121

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
EMERGING MARKETS EQUITY FUND
JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HONG KONG — 4.9%
AIA Group	484,800	$5,483,766
Hong Kong Exchanges & Clearing	67,000	3,014,498
Pacific Basin Shipping	4,858,000	1,714,906
WH Group	4,129,623	2,544,132

		12,757,302

HUNGARY — 0.5%
Richter Gedeon Nyrt	52,920	1,192,351

INDIA — 13.3%
HDFC Bank	236,643	4,656,814
Hindustan Aeronautics	66,195	2,071,582
Infosys ADR	321,482	6,043,862
ITC	963,459	4,157,923
Kotak Mahindra Bank	98,305	2,087,142
LIC Housing Finance	312,550	1,537,226
Macrotech Developers *	149,248	1,868,525
Mahindra & Mahindra	160,291	2,709,490
Max Healthcare Institute *	420,349	2,274,943
Muthoot Finance	123,671	1,582,990
Reliance Industries	109,511	3,159,109
UPL	202,431	1,877,545
Zomato *	1,249,565	765,694

		34,792,845

INDONESIA — 1.3%
Bank Central Asia	6,113,200	3,469,297

MALAYSIA — 1.1%
CIMB Group Holdings	2,142,800	2,894,179

MEXICO — 5.7%
Arca Continental	260,014	2,297,251
Grupo Aeroportuario del Sureste, Cl B	72,247	1,960,776
Grupo Mexico	732,008	3,260,940
Ternium ADR	59,123	2,385,613
Wal-Mart de Mexico	1,306,515	5,111,393

		15,015,973

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
EMERGING MARKETS EQUITY FUND
JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

NETHERLANDS — 0.9%
OCI	70,338	$2,391,909

POLAND — 0.2%
Bank Polska Kasa Opieki	25,953	553,498

PORTUGAL — 0.6%
Jeronimo Martins SGPS	68,604	1,487,932

QATAR — 0.7%
Qatar National Bank QPSC	370,245	1,835,302

RUSSIA — 0.0%
Moscow Exchange MICEX-RTS PJSC (a)	491,250	—

SAUDI ARABIA — 1.4%
Saudi Arabian Oil	285,099	2,515,285
Saudi British Bank	127,010	1,230,646

		3,745,931

SOUTH AFRICA — 8.2%
Anglo American	111,916	4,820,141
Bidcorp	171,289	3,530,634
FirstRand	736,562	2,732,450
Naspers, Cl N	46,539	8,983,605
Netcare	627,707	516,412
Sanlam	64,624	209,092
Shoprite Holdings	59,934	828,367

		21,620,701

SOUTH KOREA — 8.5%
LG	30,219	2,035,075
LG Energy Solution *	7,231	3,075,709
OCI	3,951	290,163
Samsung Electronics	298,891	14,887,836
Samsung Life Insurance	34,890	2,008,694

		22,297,477

TAIWAN — 13.3%
Fubon Financial Holding	1,717,997	3,460,191

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
EMERGING MARKETS EQUITY FUND
JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN (continued)
Hon Hai Precision Industry	1,092,000	$3,641,530
MediaTek	219,000	5,291,253
Taiwan Semiconductor Manufacturing	1,281,000	22,605,547

		34,998,521

THAILAND — 1.5%
Bangkok Bank	841,600	4,057,257

TURKEY — 0.2%
TAV Havalimanlari Holding *	111,467	489,012

UNITED ARAB EMIRATES — 2.5%
Abu Dhabi Commercial Bank PJSC	818,385	1,876,956
Aldar Properties PJSC	1,855,323	2,209,606
Emaar Properties PJSC	1,559,935	2,370,379

		6,456,941

UNITED KINGDOM — 1.1%
Mondi	157,272	2,961,609

UNITED STATES — 0.8%
Mosaic	44,689	2,213,893

Total Common Stock
(Cost $247,620,477)		255,926,990

PREFERRED STOCK — 0.9%

BRAZIL — 0.9%
Centrais Electricas Brasileiras SA (b)
(Cost $2,537,906)	285,493	2,394,879

Total Investments— 98.4%
(Cost $250,158,383)		$258,321,869

Percentages are based on Net Assets of $262,611,316.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
EMERGING MARKETS EQUITY FUND
JANUARY 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	Level 3 security in accordance with fair value hierarchy.
(b)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

MICEX-RTS — Moscow Interbank Currency Exchange-Russian Trading System

Nyrt — Hungarian Public Limited Company

PJSC — Public Joint-Stock Company

Amounts designated as “—” are $0 or have been rounded to $0.

INV-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
GLOBAL ENVIRONMENT FUND
JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%

	Shares	Value

AUSTRALIA — 1.8%
Brambles	75,649	$642,194

CHINA — 19.5%
Contemporary Amperex Technology, Cl A	17,417	1,208,140
Sungrow Power Supply, Cl A	47,786	925,199
Wuxi Lead Intelligent Equipment, Cl A	234,263	1,610,543
Xinyi Solar Holdings	1,346,000	1,751,677
Zhejiang Sanhua Intelligent Controls, Cl A	366,880	1,395,338

		6,890,897

DENMARK — 10.1%
Novozymes, Cl B	27,788	1,444,493
Orsted	14,319	1,273,814
Vestas Wind Systems	28,724	839,639

		3,557,946

GERMANY — 4.5%
Infineon Technologies	44,675	1,607,135

SPAIN — 5.1%
Iberdrola	152,810	1,790,914

TAIWAN — 4.4%
Voltronic Power Technology	31,000	1,568,733

UNITED KINGDOM — 4.6%
Croda International	19,230	1,636,780

UNITED STATES — 48.0%

Consumer Discretionary — 4.8%
Aptiv *	14,986	1,694,767

Industrials — 19.1%
Rockwell Automation	6,531	1,841,938
Schneider Electric	10,130	1,641,578
Trane Technologies	11,044	1,978,201
Waste Management	8,459	1,308,861

		6,770,578

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE
GLOBAL ENVIRONMENT FUND
JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — 19.7%
Analog Devices	8,824	$1,513,051
ANSYS *	6,598	1,757,443
Autodesk *	8,509	1,830,797
TE Connectivity	14,651	1,862,875

		6,964,166

Utilities — 4.4%
NextEra Energy	20,988	1,566,334

		16,995,845

Total Common Stock
(Cost $36,029,192)		34,690,444

RIGHTS — 0.1%

Spain
Iberdrola (a) *
(Cost $–)	152,308	31,098

Total Investments— 98.1%
(Cost $36,029,192)		$34,721,542

Percentages are based on Net Assets of $35,400,068.

*	Non-income producing security.
(a)	Expiration date not available.

Cl — Class

INV-QH-001-1100